Going Concern (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ (1,108,974)	$ 114,603	$ (214,823)	$ (637,187)
Net Cash Provided by (Used in) Operating Activities	(360,137)	$ (127,252)	(269,448)	(490,210)
Retained Earnings (Accumulated Deficit)	$ (3,125,817)		$ (2,016,843)	$ (1,802,020)